Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

13.  Property and equipment, net

Property and equipment consist of the following:

	December 31,
	2024	2025
	US$	US$

Gross carrying amount
Servers, computers and equipment	300,157	301,482
Buildings	267,661	295,332
Construction in progress	214,728	274,918
Motor vehicles	17,387	17,198
Renovation of buildings	14,363	14,809
Leasehold improvements	5,582	5,772
Furniture, fixture and office equipment	4,868	4,744

Total of gross carrying amount	824,746	914,255
Less: accumulated depreciation	(325,023)	(341,811)

Less: impairment loss	—	(7,320)

Property and equipment, net	499,723	565,124

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 were US$46,576, US$25,388 and US$29,088, respectively.